Investments - Long-term Investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Equity investments without readily determinable fair values
Opening balance	¥ 156,904		¥ 32,505
Additions	93,350		125,000
Impairment	(17,850)		(601)
Foreign exchange adjustment	(174)
Ending balance	232,230		156,904
Equity method investments
Opening balance	9,196		13,475
Additions	12,596
Share of losses of equity method investee	(1,522)	$ (239)	(4,279)
Ending balance	20,270		9,196
Opening balance	166,100		45,980
Additions	105,946		125,000
Impairment	(17,850)		(601)
Share of losses of equity method investments	(1,522)		(4,279)
Foreign exchange adjustment	(174)
Ending balance	¥ 252,500	$ 39,623	¥ 166,100